Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended	13 Months Ended	18 Months Ended	24 Months Ended	30 Months Ended	36 Months Ended	42 Months Ended	48 Months Ended	54 Months Ended	60 Months Ended	66 Months Ended	72 Months Ended	78 Months Ended	84 Months Ended	90 Months Ended	96 Months Ended	102 Months Ended	108 Months Ended	114 Months Ended	120 Months Ended
	Jun. 21, 2023	Jul. 31, 2014	Jul. 31, 2023	Jan. 31, 2015	Jan. 31, 2024	Jul. 31, 2015	Jul. 31, 2024	Jan. 31, 2016	Jul. 31, 2016	Jan. 31, 2017	Jul. 31, 2017	Jan. 31, 2018	Jul. 31, 2018	Jan. 31, 2019	Jul. 31, 2019	Jan. 31, 2020	Jul. 31, 2020	Jan. 31, 2021	Jul. 31, 2021	Jan. 31, 2022	Jul. 31, 2022	Jan. 31, 2023	Jul. 31, 2023	Jan. 31, 2024	Jul. 31, 2024
Leader Capital Short Term High Yield Bond Fund Investor Class [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 9,843		$ 9,919		$ 9,408	$ 9,496	$ 9,514	$ 9,618	$ 9,630	$ 9,815	$ 9,881	$ 10,050	$ 9,854	$ 9,118	$ 10,611	$ 10,869	$ 10,604	$ 9,924	$ 10,115	$ 10,307	$ 11,458	$ 12,042
Leader Capital Short Term High Yield Bond Fund Institutional Class [Member]
Account Value [Line Items]
Accumulated Value		100,000		98,693		99,711		94,859	95,967	96,389	97,765	98,053	100,205	101,196	103,153	101,423	94,037	109,638	112,670	110,120	103,382	105,610	101,595	120,043	124,311
Leader Capital High Quality Income Fund Investor Class [Member]
Account Value [Line Items]
Accumulated Value		10,000		9,842		9,640		9,096	9,128	9,218	9,566	9,568	9,882	10,048	10,520	10,451	10,025	10,754	11,642	11,637	11,805	12,064	12,607	12,897	12,853
Leader Capital High Quality Income Fund Institutional Class [Member]
Account Value [Line Items]
Accumulated Value		100,000		98,520		96,800		91,470	92,070	93,140	97,050	97,150	100,740	102,560	107,650	107,130	103,200	110,800	120,340	120,380	122,220	125,130	132,440	135,580	145,690
Leader Capital High Quality Income Fund Class A [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,183		$ 10,588		$ 11,362
ICE Bank of America -1-3 Year U.S. Corp. Govt. Index
Account Value [Line Items]
Accumulated Value		10,000		10,109		10,104		10,174	10,260	10,356	10,319	10,363	10,327	10,599	10,757	11,049	11,233	11,548	11,289	11,164	10,909	10,650	10,966	11,433	11,593
I C E Bankof America 13 Year U S Corp Govt Index Two [Member]
Account Value [Line Items]
Accumulated Value		100,000		101,090		101,040		101,740	102,600	103,560	103,190	103,630	103,270	105,990	107,570	110,490	112,330	115,480	112,890	111,640	109,090	106,500	109,660	114,330	115,930
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	$ 10,000	10,000	$ 9,961	10,000	$ 9,961	10,282	$ 10,379	10,282	10,893	10,893	10,837	10,837	10,751	10,751	11,619	11,619	12,795	12,795	12,705	12,705	11,547	11,547	11,158	11,158	11,727
Bloomberg Barclays U S Aggregate Bond Index [Member]
Account Value [Line Items]
Accumulated Value		$ 100,000		$ 104,363		$ 102,824		$ 104,196	$ 108,927	$ 105,710	$ 108,366	$ 107,981	$ 107,499	$ 110,412	$ 116,185	$ 121,061	$ 127,945	$ 126,775	$ 127,047	$ 123,014	$ 115,465	$ 112,730	$ 111,576	$ 115,095	$ 117,268